Financial Instrument - Risk Management and Fair Value - Summary of Foreign Currency Risk Exposure (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents	$ 238,792	$ 331,687	$ 204,715	$ 221,443
Accounts receivable, net	118,085	116,100
Prepaid expenses	71,551	84,805
Other assets	42,841	34,715
Currency risk [member]
ASSETS
Cash and cash equivalents	25,189	51,718
Investments	277	276
Accounts receivable, net	75,769	69,460
Prepaid expenses	32,045	34,635
Other assets	29,459	35,343
Total assets	162,739	191,432
Liabilities
Accounts payable	37,186	32,098
Taxes payable	39,559	55,060
Other liabilities	25,471	40,342
Total liabilities	102,216	127,500
Net position	$ 60,523	$ 63,932